UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21815

             MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
                INVESTORS (TEDI) LLC (Exact name of registrant as
                              specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5852

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.     REPORTS TO STOCKHOLDERS.

MERCANTILE ABSOLUTE RETURN
FUND FOR TAX-EXEMPT/
DEFERRED INVESTORS (TEDI) LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2006

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
CONTENTS
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------


                                                                     PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Consolidated Statement of Assets and Liabilities........................3

Consolidated Statement of Operations....................................4

Consolidated Statement of Changes in Members' Capital...................5

Consolidated Statement of Cash Flows....................................6

Consolidated Financial Highlights.......................................7

Notes to Consolidated Financial Statements..............................8

Addendum to Consolidated Financial Statements..........................13

Other Information......................................................16

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

ASSETS
Investment in Mercantile Absolute Return Master Fund
 LLC (the "Master Fund")                                           $ 1,935,970
Receivable from manager                                                 25,691
Prepaid directors' fees                                                  5,000
Prepaid expenses                                                         5,833
                                                                   ------------
             Total assets                                            1,972,494
                                                                   ------------
LIABILITIES
Administration fee payable                                               3,750
Other accrued expenses                                                   2,481
                                                                   ------------
             Total liabilities                                           6,231
                                                                   ------------
             Net assets                                            $ 1,966,263
                                                                   ============

MEMBER' CAPITAL
Capital                                                            $ 2,045,000
Accumulated net investment loss                                         (3,326)
Accumulated net realized gain on investments                             9,553
Net unrealized depreciation on investments                             (84,964)
                                                                   ------------
             Members' capital                                      $ 1,966,263
                                                                   ============










 The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
-------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
    Dividend income                                                $      54
    Expenses                                                          (3,328)
                                                                   ----------
      Net investment loss allocated from Master Fund                  (3,274)
                                                                   ----------

EXPENSES

Organization costs                                                    26,500
Custodian fees                                                            52
                                                                   ----------
             Total operating expenses                                 26,552
                                                                   ----------
Less waivers of:

        Organizational costs                                         (26,500)
                                                                   ----------
             Net expenses                                                 52
                                                                   ----------
             Net investment loss                                      (3,326)
                                                                   ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM
      MASTER FUND
Net realized gain on investments                                       9,553
Net change in unrealized appreciation (depreciation) on investments  (84,964)
                                                                   ----------
             Net realized and unrealized loss on investments
              allocated from Master Fund                             (75,411)
                                                                   ----------
Net decrease in members' capital from operating activities         $ (78,737)
                                                                   ==========

    * Investment operations commenced on July 1, 2006.




      The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
-------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2006*


FROM OPERATING ACTIVITIES

Net investment loss                                                $     (3,326)
Net realized gain on investments                                          9,553
Net change in unrealized appreciation (depreciation)
on investments                                                          (84,964)
                                                                   ------------
             Net decrease in members' capital
             from operating activities                                  (78,737)
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      2,045,000
                                                                   ------------
             Net increase in members' capital
             from capital transactions                                2,045,000
                                                                   ------------
MEMBERS' CAPITAL

Balance at July 1, 2006                                                       -
                                                                   ------------
Balance at September 30, 2006                                      $  1,966,263
                                                                   ============


    * Investment operations commenced July 1, 2006.



      The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC CONSOLIDATED STATEMENT OF CASH FLOWS
(UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
-------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' capital from operating activities         $  (78,737)
Adjustments to reconcile net decrease in members' capital
  from operating activities
to net cash used in operating activities

    Net change in unrealized (appreciation) depreciation
    on investments allocated from Master Fund  Investments,
     at value (cost, $25,058,481)                                      84,964
    Net realized gain on investments allocated from Master Fund        (9,553)
    Purchases of investments in Master Fund                        (2,029,402)
    Proceeds from sale of investments in Master Fund                   14,747
    Net investment loss allocated from Master Fund                      3,274
    Increase in receivable from Manager                               (25,691)
    Increase in prepaid directors' fees                                (5,000)
    Increase in prepaid expenses                                       (5,833)
    Increase in administration fee payable                              3,750
    Increase in other accrued expenses                                  2,481
                                                                   -----------
             Net cash used in operating activities                 (2,045,000)
                                                                   -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                               2,045,000
                                                                   -----------
             Net cash provided by financing activities              2,045,000
                                                                   -----------
             Net change in cash and cash equivalents                        -

CASH AND CASH EQUIVALENTS

Beginning of period                                                         -
                                                                   -----------
End of period                                                      $        -
                                                                   ===========
    * Investment operations commenced on July 1, 2006.





      The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------


                                                              JULY 1, 2006* -
                                                              SEPTEMBER 30,
                                                                 2006
                                                              ------------

Total return (1)                                               (3.51)%(4)
                                                              ==========
Net assets, end of period (000's)                              $1,966
RATIOS TO AVERAGE NET ASSETS

Net investment loss ratio
    Net investment loss, before waivers                       (19.71)(3)
    Net investment loss, net of waivers                        (2.20)(3)
Expense ratio before incentive fee
    Operating expenses, before waivers (2)                    (19.74)(3)
    Operating expenses, net of waivers (2)                      2.23 (3)
                                                              ---------
    Portfolio turnover                                         11.54 (5)


   * Commencement of investment operations.
(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions. The waivers consist of voluntary payments made by the Manager. See Note 3 in Notes to Financial Statements.
(3)  Annualized.
(4)  Not annualized.
(5)  Portfolio turnover represents the Master Fund's portfolio turnover.

      The accompanying notes are an integral part of the consolidated financial statements.

MERCANTILE ABSOLUTE RETURN FUND FOR
TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

1.   ORGANIZATION

     Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC (the "Fund") is a recently formed limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.

     The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Mercantile Absolute Return Offshore Fund for Tax-Exempt/Deferred Investors (TEDI) LDC, a Cayman Islands limited duration company with the same investment objectives as the Fund (the "Offshore Fund"). The Offshore Fund commenced operations on July 1, 2006. The Offshore Fund invests substantially all of its investable assets into Mercantile Absolute Return Master Fund LLC, a Delaware limited liability company with the same investment objectives as the Fund and the Offshore Fund (the "Master Fund"). The Offshore Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 4% of the Master Fund as of September 30, 2006. As the Fund controls substantially all of the operations of the Offshore Fund, these financial statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

     The Master Fund seeks to achieve the investment objectives by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors,

MERCANTILE ABSOLUTE RETURN FUND FOR
TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

     respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T") which is a wholly owned subsidiary of Mercantile Bankshares Corporation ("MBC"), a financial holding company. To commence operations, MBC provided the Fund with $135,000 for seed capital and on September 30, 2006 had a capital balance in the Fund of $130,260.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius HVB Partners, LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of the significant accounting policies followed by the Fund:

     A.  PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

         The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.  SEGREGATED ACCOUNT

         A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

MERCANTILE ABSOLUTE RETURN FUND FOR
TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006


     D.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. Certain expenses of the Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to members.

         The organizational expenses of the Fund, including the initial offering costs, were paid by the Manager. The Fund will reimburse the Manager for the expenditures related to the Fund's organization over the twelve-month period beginning on July 1, 2006. The Manager will bear the portion of any such expenses that remain unpaid after the twelve-month period. Newly admitted members and existing members that subscribe for additional Interests prior to the end of the twelve-month period will be allocated a PRO RATA share of any amounts previously reimbursed to the Manager during the twelve-month period, and those members who bore the previously reimbursed expenditures will be credited with a PRO RATA share of the expenditures allocated to such newly admitted or existing members.

     E.  INCOME TAXES

         The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

     F.  DISTRIBUTION POLICY

         The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

     G.  CAPITAL ACCOUNTS

         Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

     H.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net

MERCANTILE ABSOLUTE RETURN FUND FOR
TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

         assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3        RELATED PARTY TRANSACTIONS

A.       INCENTIVE FEES

         The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Incentive Fee only will be charged if the net profits exceed the Benchmark Return for such Incentive Period; provided, that the Incentive Fee will be charged only up to the extent it does not reduce such member's net profits below the amount of the Benchmark Return. The "Benchmark Return" is a non-cumulative return, determined from the first date of the fiscal year, except if a member's initial capital contribution is made after the beginning of the fiscal year, the Benchmark Return is instead determined from such initial contribution date. The Benchmark Return as of any accounting date equals the average of the rates for the generic three-month LIBOR as of the last day of each of the four immediately preceding calendar quarters, as published by Bloomberg, L.P. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

     B.  ADMINISTRATION AND OTHER FEES

         The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serving in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         The Manager is voluntarily waiving a portion of the administrative fee payable by the Fund. The Manager may terminate all or a portion of this voluntary fee waiver at any time and without notice to members.

         SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     C.  BOARD FEES

         The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Master Fund allocated to the Fund for the period ended September 30, 2006 were $151.

MERCANTILE ABSOLUTE RETURN FUND FOR
TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended September 30, 2006, aggregate purchases of the Master Fund amounted to $2,029,402 and aggregate sales of the Master Fund amounted to $14,747.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on November 17, 2005, the Board of Directors, including all of the independent Directors, unanimously approved the Investment Management Agreement between the Manager and the Fund, and the Directors of the Master Fund (the fund in which the Fund invests), who are also Directors of the Fund, approved an investment management agreement between the Manager and the Master Fund (the "Master Fund Investment Management Agreement"), both of which were to take effect as of the date of the commencement of the operations of the master-feeder structure. (The Fund's Investment Management Agreement and the Master Fund Investment Management Agreement are collectively referred to herein as the "Investment Management Agreements"). In determining whether it was appropriate to approve each of the Investment Management Agreements, the Directors considered whether such approval would be in the best interests of the Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreements. The Directors also considered that, prior to the establishment of the Fund and the Master Fund, the Manager acted as investment manager to the Mercantile Absolute Return Fund LLC (the "Predecessor Fund"). The Predecessor Fund was reorganized into the current master-feeder structure whereby the Master Fund assumed the Predecessor Fund's investment portfolio and the Predecessor Fund subsequently became another feeder fund of the Master Fund. The Directors thus considered the past performance of the Predecessor Fund and the fees paid to, and the expenses incurred by, the Manager in its roles as investment manager to the Predecessor Fund. Based on their evaluation of all material factors, including those described below, the Directors concluded that the terms of the Investment Management Agreements were reasonable and fair and in the best interests of the Fund and its members.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials received from the Manager. The materials were requested by counsel to the Directors, who is independent of the Manager, on behalf of the Directors and contained specific information to assist the Directors in their consideration of the Investment Management Agreements. The Directors carefully evaluated these materials with the management of the Manager and the Fund, and were advised by counsel to the Fund and independent counsel to the Directors with respect to their deliberations. The Directors also reviewed a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreements. The Directors also discussed approval of the Investment Management Agreements in an executive session with counsel to the Fund and independent counsel to the Directors, at which no representatives of the Manager were present.

In reaching their determination to approve each of the Investment Management Agreements, the Directors considered all of the factors they believed to be relevant, including: (1) the nature, extent and quality of the services to be rendered by the Manager; (2) the Management Fee, the Incentive Fee and the total expense ratios of the Fund and the Master Fund compared to other registered funds of hedge funds; (3) a report showing the annual performance of the Predecessor Fund compared to relevant market indices; (4) a report on the Manager's profitability related to providing investment management services to the Predecessor Fund prior to the Predecessor Fund's reorganization into a master-feeder structure, after taking into account (i) the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager to the Predecessor Fund and (ii) the direct and indirect expenses incurred by the Manager in providing such investment management services to the Predecessor Fund;

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

(5) information about fees charged by the Manager to other comparable clients; and (6) the extent to which economies of scale would be realized under the master-feeder structure and whether fee levels reflect these economies of scale for the benefit of members. The Directors also considered that the fees paid to the Manager would be bifurcated since the Manager will provide investment management services to the Master Fund and that the Management Fee would be calculated based on the Master Fund's net assets and paid by the Master Fund while the Incentive Fee would be calculated based on members' net profits and paid by the Fund.

In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and it is presumed that each Director attributed different weights to the various factors.

The Directors considered the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreements. The Investment Management Agreements authorize the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, provided that any compensation payable to an investment adviser shall be paid by the Manager. The Manager also provides the Fund and the Master Fund, with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Fund or the Master Fund) and executive and other personnel as are necessary for their respective operations. The Directors also considered the Manager's compliance program and the enhancements made in light of new regulatory requirements. The Directors noted that the services provided by the Manager draw on, and benefit from, the resources of the larger organization of the Manager's direct parent company, MSD&T. The Directors considered the Manager's procedures for monitoring the investment activities of the Adviser. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors considered the Management Fee and Incentive Fee as well as the total expense ratios of the Fund and the Master Fund in comparison to the fees and expenses of the peer group of investment companies similar to the Fund provided by the Manager from publicly available sources. The Directors recognized that it is difficult to make comparisons of investment management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the Investment Management Agreements provides for an Incentive Fee that increases the Manager's and the investment adviser's fee level when performance exceeds certain standards. The Directors noted that the amount of the Master Fund's assets at inception is not sufficiently large to necessitate an assessment by the Directors regarding the extent to which further economies of scale could be realized as the Master Fund grows. In addition, the Directors considered that the Manager does not provide advisory services to other accounts with similar investment objectives, but does provide services to accounts with the same fund of funds investment structure. Based upon their review, the Directors concluded that the Management Fee and Incentive Fee were fair and reasonable.

The Directors also considered the annual returns of the Predecessor Fund since its inception through September 30, 2005, the calendar years 2003 and 2004, and the year-to-date through September 30, 2005 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund outperformed the annual returns of the HFRX Absolute Return Index since inception, for the calendar year 2004 and for the year-to-date through September 30, 2005, and the Directors concluded that the performance was satisfactory.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
ADDENDUM TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

In addition to the performance information received by the Directors for the November 17, 2005 meeting, the Directors routinely receive detailed performance information with respect to the Master Fund and the Fund at other regular Board meetings.

The Directors also considered the costs to the Manager in providing services to the Predecessor Fund and the Manager's profitability from its overall association with the Predecessor Fund. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment management activities from January 1, 2005 to September 30, 2005 and the most recent audited financial statement of its parent company, MBC. The information considered by the Directors included the Manager's operating profit margin with respect to services provided to the Predecessor Fund. The Directors reviewed the methods of cost allocation used by the Manager in preparing the profitability data. The Manager believes that the methods of allocation used were reasonable, but noted the limitations inherent in allocating costs to multiple products served by an organization such as the Manager where each product draws on, and benefits from, the research and other resources of a large organization. The Directors recognized the difficulty in making comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager's capital structure and cost of capital. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Fund and Master Fund and, based on their review, concluded that they were satisfied that the Manager's level of profitability from its relationship with the Predecessor Fund was not excessive.

The Directors concluded that based on the services that the Manager will provide to the Fund and the Master Fund under the Investment Management Agreements and the expenses incurred by the Manager in the performance of such services, the compensation to be paid to the Manager is fair and reasonable. The Directors concluded that the overall arrangements between the Fund, Master Fund and the Manager, as provided in the Investment Management Agreements, are fair and reasonable in light of the services performed, expenses incurred and other such relevant factors.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED INVESTORS
(TEDI) LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER TO THE MASTER FUND
Ramius HVB Partners, LLC
666 Third Avenue
New York, New York 10017

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

MERCANTILE ABSOLUTE RETURN
MASTER FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2006

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
CONTENTS
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------



                                                                         PAGE(S)

Fund Commentary (unaudited)....................................................3

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments........................................................5

Statement of Assets and Liabilities............................................7

Statement of Operations........................................................8

Statement of Changes in Members' Capital.......................................9

Statement of Cash Flows.......................................................10

Financial Highlights..........................................................11

Notes to Financial Statements.................................................12

Addendum to Financial Statements..............................................18

Liquidity of Investment Funds.................................................22

Other Information.............................................................23

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

Dear Members:

Hedge funds were mixed during the period ended September 30, 2006 (the "Reporting Period") but generally posted net positive performance. May was an extremely difficult month however, as many hedge fund strategies suffered as the financial markets encountered substantial volatility due to a sudden shift in investor appetite for risk. This affected many asset classes worldwide. Equity markets generally struggled at the beginning of the Reporting Period but rallied in August and September as the Federal Reserve (the "Fed") paused in its interest rate hiking campaign, oil prices slid, and geopolitical concerns somewhat abated. Notably, the Dow Jones Industrial Average tested its all-time high a number of times during the month of September. Worldwide bond prices mostly rallied during the Reporting Period and the high yield market was firm. September witnessed many headlines in the hedge fund industry, most notably problems at Amaranth Advisors. However, while the problems of Amaranth negatively affected the performance of many funds of funds, including the Mercantile Absolute Return Master Fund, it is encouraging that there was no immediate or perceived future fallout or "contagion" that spilled over into other sectors or markets.

Credit-Based managers experienced a strong six months as the Lehman High Yield Index generated a return of 3.3% from April to September. Four of the six months resulted in positive performance, with May and June being the exceptions. A risk adverse sentiment prevailed in May and June due to rising commodity price concerns, inflation fears, and weakening technicals. However, the recent Fed pauses, subdued inflation pressures, a decline in commodity prices, and positive economic fundamentals buoyed the high yield market. Auto and cable were the best performing sectors, whereas the energy and healthcare sectors were the weakest. In terms of credit quality, triple-C credits were the best performers followed by double-B debt. Long-biased credit managers generally outperformed relative value managers during the Reporting Period due to portfolio carry and capital appreciation. Given the continued tight credit spread environment, select managers are defensively positioning their portfolios by adding higher quality, short duration paper and increasing hedges.

Event-Driven managers produced positive performance over the last 6 months as the landscape for catalyst driven opportunities remains robust. Opportunities within restructurings, reorganizations, special situations, and spin-offs continue to be abundant as corporate balance sheets remain healthy and global consolidation within industries remains on the upswing. The merger arbitrage environment remains attractive as the volume of global announced deals has been significant compared to recent years. For example, global merger activity has increased 35% for 2006 year-to-date versus the same period in 2005. Select managers benefited from favorable events in Arcelor/Mittal, Endesa, and Mirant. Certain activist managers generated solid performance due to positive catalysts within their core positions. Distressed allocations remain modest due to the essentially unchanged low 2% annualized default rate.

Fixed Income Arbitrage managers were negative during the Reporting Period. Managers started off the period positively. From April to June, profitable positions for our managers included yield curve steepening positions, short duration positions, long certain transition/emerging bond markets such as Mexico, Iceland, Brazil and Poland, short the U.S. dollar, and long emerging market currencies. Managers experienced difficulty from July to September, as many were positioned for a sell-off in government bond prices and steepening in global yield curves. Dovish testimony from the Fed however

  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

helped spark a rally in Treasuries. Market participants began positioning for a pause in U.S. monetary policy after hearing the dovish remarks, and the Fed left rates unchanged during August after 17 consecutive rate hikes. Worldwide bond markets also rallied in sympathy with the U.S., catching some hedge funds off guard. U.S. government bonds generally rallied again in September as the market was starting to price in an economic slowdown in the U.S. and a Fed interest rate cut in 2007.

Hedged Equity managers experienced positive performance during the Reporting Period. The first three months saw negative performance as modest net long exposure caused losses due to the global equity market sell-off. Many sectors were down from April through June. Only managers with exposure to large-cap equities in defensive sectors were able to produce slim gains. The equity markets rallied at the end of the quarter which helped the strategy recover some of its losses. From July through September, managers were generally positive with the exception of those with significant exposure to the energy sector. Global equity markets were strongly positive during the third quarter of this calendar year. The best performing sectors included utilities, consumer staples, financials and telecommunications while the worst performing sectors were energy, technology, and healthcare.

Convertible Arbitrage was generally positive during the Reporting Period as credit markets were firm and equities generally rallied from July through September. While there has been strong new issuance year to date, volatility has remained low compared to historical standards and credit spreads are still tight. We maintain a low weighting to the strategy, as we believe that other strategies are likely to offer more favorable risk-adjusted returns going forward. However, our multi-strategy managers can increase their allocation to convertible arbitrage opportunistically if the environment improves.


Sincerely,

RAMIUS HVB PARTNERS, LLC









  THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------



                            INVESTMENT STRATEGY AS A
                        PERCENTAGE OF TOTAL INVESTMENTS

[PIE CHART OMITTED]
Plot points are as follows:

Credit Based           - 20%
Event driven           - 26%
Fixed Income Abitrage  - 12%
Hedged Equity          - 12%
Multi-Strategy         - 30%


INVESTMENT FUNDS*                                                  COST              VALUE        % OF NET ASSETS

CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.                  $1,500,000         $2,459,515           4.46 %
    Blue Mountain Credit, L.P.                                      2,000,000          2,343,163           4.25
    Chatham Asset Partners High Yield Fund, L.P.                    1,550,983          1,885,542           3.42
    GSO Special Situations, L.P.                                    1,500,000          1,650,575           2.99
    Satellite Credit Opportunities Fund, Ltd.**                     1,060,200          1,667,515           3.03
                                                                   ----------        -----------          -----
             Total Credit Based                                     7,611,183         10,006,310          18.15
EVENT-DRIVEN
    Aspen Partners, L.P.                                              179,296            373,400           0.68
    Castlerigg Partners, L.P.                                       2,000,000          2,025,000           3.68
    Cerberus Partners, L.P.                                         2,000,000          3,675,835           6.67
    Farallon Capital Offshore Investors, Inc.                       2,000,000          3,557,156           6.45
    Sopris Capital Partners, L.P.                                   1,318,000          1,340,904           2.43
    Taconic Opportunity Fund, L.P.                                  2,000,000          2,228,344           4.04
                                                                   ----------        -----------          -----
             Total Event-Driven                                     9,497,296         13,200,639          23.95
FIXED INCOME ARBITRAGE
    BlueCrest Capital, L.P.                                           934,460          1,768,426           3.21
    Brevan Howard, L.P.                                             1,750,000          2,073,263           3.76
    Grossman Currency Fund, L.P.                                      700,000            773,189           1.40
    Julius Baer Diversified Fixed Income Hedge Fund                 1,500,000          1,465,995           2.66
                                                                   ----------        -----------          -----
             Total Fixed Income Arbitrage                           4,884,460          6,080,873          11.03
                                                                                                        (CONTINUED)

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


INVESTMENT FUNDS (CONTINUED)                                        COST              VALUE        % OF NET ASSETS
HEDGED EQUITY
    32 Capital Fund, L.L.C.                                        $ 1,000,000       $ 1,173,605           2.13 %
    Ascend Partners Fund II, L.P.                                    1,064,378         1,138,590           2.07
    GCM Little Arbor Institutional Partners, L.P.                    1,000,000         1,043,895           1.89
    SCP Domestic Fund, L.P.                                          1,000,000         1,028,078           1.87
    Walker Smith Q.P.                                                1,500,000         1,540,596           2.79
                                                                   ------------      -----------          ------
             Total Hedged Equity                                     5,564,378         5,924,764          10.75
MULTI-STRATEGY
    Amaranth Partners, L.L.C.                                        2,322,791         1,645,699           2.98
    Canyon Value Realization Fund, L.P.**                            2,500,000         3,880,058           7.04
    Elliott Associates, L.P.                                         2,000,000         3,251,163           5.90
    HBK Fund, L.P.                                                   3,000,000         3,012,900           5.47
    Perry Partners, L.P.                                             2,000,000         2,962,160           5.37
                                                                   ------------      -----------          ------
             Total Multi-Strategy                                   11,822,791        14,751,980          26.76
                                                                   ===========       ===========          =====
             Total Investments                                     $39,380,108       $49,964,566          90.64 %
                                                                   ------------      -----------          ------

      * All investments are non-income producing.
     ** Fund investment segregated to cover tender offers (see Note 2 in Notes to Financial Statements).

As of September 30, 2006, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

         COUNTRY                                COST                 VALUE
     British Virgin Islands - 6.45%          $ 2,000,000          $ 3,557,156
     Cayman Islands - 3.03%                    1,060,200            1,667,515
     United States - 81.16%                   36,319,908           44,739,895
                                             -----------          -----------
                                             $39,380,108          $49,964,566
                                             ===========          ===========

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $39,380,108. Net unrealized appreciation on investments for tax purposes was $10,584,458 consisting of $11,295,555 of gross unrealized appreciation and $711,097 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 90.64% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $39,380,108)                          $49,964,566
Investment in registered investment company (cost $6,951)*               6,951
Fund investments made in advance                                     2,000,000
Receivable from investment funds sold**                              5,517,332
Prepaid directors' fees                                                 35,419
Prepaid expenses                                                         1,996
                                                                   -----------
             Total assets                                           57,526,264
                                                                   -----------
LIABILITIES
Management fee payable                                                 165,946
Administration fee payable                                              25,542
Line of credit payable                                               1,440,000
Capital contributions received in advance                              735,000
Line of credit interest payable                                          3,125
Other accrued expenses                                                  29,646
                                                                   -----------
             Total liabilities                                       2,399,259
                                                                   -----------
             Net assets                                            $55,127,005
                                                                   ===========
MEMBERS' CAPITAL
Capital                                                            $44,319,116
Accumulated net investment loss                                       (242,369)
Accumulated net realized gain on investments                           465,800
Net unrealized appreciation on investments                          10,584,458
                                                                   -----------
             Members' capital                                      $55,127,005
                                                                   ===========

     * See Note 2 in Notes to Financial Statements.
    ** A portion of this receivable is held as collateral for the open line of credit, see Note 9 in Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                    $    14,099
                                                                   ------------
OPERATING EXPENSES
Management fees                                                        165,946
Administration fees                                                     23,183
Legal fees                                                              19,250
Audit fees                                                              18,300
Directors' fees                                                         11,403
Line of credit fees                                                      3,125
Custodian fees                                                           1,391
Printing fees                                                              810
Registration fees                                                          350
Other expenses                                                          12,710
                                                                   ------------
             Total operating expenses                                  256,468
                                                                   ------------
             Net investment loss                                      (242,369)
                                                                   ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investments                                       465,800
Net change in unrealized appreciation
       (depreciation) on investments                                (2,148,504)
                                                                   ------------
             Net realized and unrealized loss on investments        (1,682,704)
                                                                   ------------
Net decrease in members capital from operating activities          $(1,925,073)
                                                                   ============


    * Investment operations commenced on July 1, 2006.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2006*

FROM OPERATING ACTIVITIES
Net investment loss                                                $  (242,369)
Net realized gain on investments                                       465,800
Net change in unrealized appreciation (depreciation)
on investments                                                      (2,148,504)
                                                                   ------------
             Net decrease in members' capital
             from operating activities                              (1,925,073)
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                  55,921,867
Proceeds from sales of Interests                                     2,608,861
Cost of Interests repurchased                                       (1,478,650)
                                                                   ------------
             Net increase in members' capital
             from capital transactions                              57,052,078
                                                                   ------------
MEMBERS' CAPITAL
Balance at July 1, 2006                                                      -
                                                                   ------------
Balance at September 30, 2006                                      $55,127,005
                                                                   ============

    *   Investment operations commenced July 1, 2006.
    **  See Note 1 in Notes to Financial Statements.





    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities         $ (1,925,073)
Adjustments to reconcile net decrease in members' capital from operating activities to net cash
 used in operating activities
    Net change in unrealized depreciation on investments              2,148,504
    Net realized gain on investments                                   (465,800)
    Purchases of investments                                         (6,006,951)
    Proceeds from sale of investments                                 9,245,241
    Increase in fund investments made in advance                     (2,000,000)
    Increase in receivable from investments sold                     (5,284,451)
    Decrease in dividend receivable                                         374
    Increase in prepaid directors' fees                                 (35,419)
    Increase in prepaid expenses                                         (1,996)
    Increase in administration fee payable                               25,542
    Increase in management fee payable                                  165,946
    Increase in line of credit interest payable                           3,125
    Increase in other accrued expenses                                   29,646
                                                                   -------------
             Net cash used in operating activities                   (4,101,312)
                                                                   -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                 3,343,861
Capital withdrawals                                                  (1,478,650)
Increase in loan payable                                              1,440,000
                                                                   -------------
             Net cash provided by financing activities                3,305,211
                                                                   -------------
             Net decrease in cash and cash equivalents                 (796,101)

CASH AND CASH EQUIVALENTS
Beginning of period                                                     796,101
End of period                                                      $          -
                                                                   =============



SUPPLEMENTAL INFORMATION:
Interest paid on line of credit                                    $          -
                                                                   =============


NON-CASH OPERATING ACTIVITIES
    Assets received from Mercantile Absolute Return Fund
        LLC (see Note 1)
      Investments, at value                                        $ 54,892,511
      Cash                                                              796,101
      Receivable from investments sold                                  232,881
      Dividends receivable                                                  374

    * Investment operations commenced on July 1, 2006.







    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
FINANCIAL HIGHLIGHTS (UNAUDITED)
SEPTEMBER 30, 2006
-------------------------------------------------------------------------------

                                                                 JULY 1, 2006* -
                                                                   SEPTEMBER 30,
                                                                       2006
                                                                   -------------

Total return (1)                                                     (3.35)% (4)
                                                                   -------------
Net assets, end of period (000's)                                  $55,127
RATIOS TO AVERAGE NET ASSETS
    Net investment loss                                              (1.75)% (3)
    Net operating expenses (2)                                        1.85%  (3)
                                                                   =============
Portfolio turnover rate                                              11.54%  (4)



 *    Commencement of investment operations.
(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3)   Annualized.
(4)   Not annualized.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Mercantile Absolute Return Master Fund LLC (the "Master Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from Mercantile Absolute Return Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a financial holding company for MSD&T and its affiliates.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius HVB Partners, LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.  FUND EXPENSES
         The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include,

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

         but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended September 30, 2006, fees for these services ranged from 1% to 2% annually for management fees and were 20% annually for the performance or incentive allocations.

         The Master Fund's initial organizational expenses including costs incurred with the initial offering of the Master Fund, were paid by the Manager.

     D.  INCOME TAXES
         The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

         On behalf of non-U.S. Members the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.  INVESTMENT IN REGISTERED INVESTMENT COMPANY
         Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes.

     F.  SEGREGATED INVESTMENTS
         Certain investments have been segregated to finance the repurchase of Interests from tender offers.

     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

     H.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.  ADMINISTRATION AND OTHER FEES
         The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serving in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.  BOARD FEES
         Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended September 30, 2006 were $11,403.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended September 30, 2006, the aggregate purchases and sales of investments (excluding short-term securities) were $6,006,951 and $9,245,241, respectively.

8.   TENDER OFFERS

     On September 1, 2006, the Master Fund offered to purchase for cash an amount of Interests or portions of Interest up to 5% of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2006. Tenders with an estimated value in the amount of $2,653,026 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to an initial payment within 30 days after December 31, 2006; the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2007 year end audit.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund will pay a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended September 30, 2006, the Master Fund had average borrowings of $745,000 over an average period of 22 days at an interest rate of 9.25%. As of September 30, 2006 there were borrowings outstanding of $1,440,000.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Master Fund has not evaluated the impact that will result from adopting FIN 48.

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------



     application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS

At a meeting held on November 17, 2005, the Board of Directors, including all of the independent Directors, unanimously approved the Investment Management Agreement between the Manager and the Master Fund, which was to take effect as of the date of the commencement of the operations of the master-feeder structure. In determining whether it was appropriate to approve the Investment Management Agreement, the Directors considered whether such approval would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. The Directors also considered that, prior to the establishment of the Master Fund, the Manager acted as investment manager to the Mercantile Absolute Return Fund LLC (the "Predecessor Fund"). The Predecessor Fund was reorganized into the current master-feeder structure whereby the Master Fund assumed the Predecessor Fund's investment portfolio and the Predecessor Fund subsequently became another feeder fund of the Master Fund. The Directors thus considered the past performance of the Predecessor Fund and the fees paid to, and the expenses incurred by, the Manager in its roles as investment manager to the Predecessor Fund. Based on their evaluation of all material factors, including those described below, the Directors concluded that the terms of the Investment Management Agreement were reasonable and fair and in the best interests of the Master Fund and its members.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials received from the Manager. The materials were requested by counsel to the Directors, who is independent of the Manager, on behalf of the Directors and contained specific information to assist the Directors in their consideration of the Investment Management Agreement. The Directors carefully evaluated these materials with the management of the Manager and the Master Fund, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also reviewed a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreement. The Directors also discussed approval of the Investment Management Agreement in an executive session with counsel to the Master Fund and independent counsel to the Directors, at which no representatives of the Manager were present.

In reaching their determination to approve each of the Investment Management Agreement, the Directors considered all of the factors they believed to be relevant, including: (1) the nature, extent and quality of to be rendered by the Manager; (2) the Management Fee and the total expense ratios of the Master Fund compared to other registered funds of hedge funds; (3) a report showing the annual performance of the Predecessor Fund compared to relevant market indices;
(4) a report on the Manager's profitability related to providing investment management services to the Predecessor Fund prior to the Predecessor Fund's reorganization into a master-feeder structure, after taking into account (i) the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager to the Predecessor Fund and (ii) the direct and indirect expenses incurred by the Manager in providing such investment management services to the Predecessor Fund; (5) information about fees charged by the Manager to other comparable clients; and (6) the extent to which economies of scale would be realized under the master-feeder structure and whether fee levels reflect these economies of scale for the benefit of members. The Directors also considered that the Manager would receive incentive fees from the feeder funds that invested in the Master Fund that would be calculated based on each feeder fund members' net profits and paid by the respective feeder fund.

In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and it is presumed that each Director attributed different weights to the various factors.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

The Directors considered the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement. The Investment Management Agreement authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, provided that any compensation payable to an investment adviser shall be paid by the Manager. The Manager also provides the Master Fund, with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Master Fund) and executive and other personnel as are necessary for their respective operations. The Directors also considered the Manager's compliance program and the enhancements made in light of new regulatory requirements. The Directors noted that the services provided by the Manager draw on, and benefit from, the resources of the larger organization of the Manager's direct parent company, MSD&T. The Directors considered the Manager's procedures for monitoring the investment activities of the Adviser. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors considered the Management Fee as well as the total expense ratio of the Master Fund in comparison to the fees and expenses of the peer group of investment companies similar to the Master Fund provided by the Manager from publicly available sources. The Directors recognized that it is difficult to make comparisons of investment management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the amount of the Master Fund's assets at inception is not sufficiently large to necessitate an assessment by the Directors regarding the extent to which further economies of scale could be realized as the Master Fund grows. In addition, the Directors considered that the Manager does not provide advisory services to other accounts with similar investment objectives, but does provide services to accounts with the same fund of funds investment structure. Based upon their review, the Directors concluded that the Management Fee was fair and reasonable.

The Directors also considered the annual returns of the Predecessor Fund since its inception through September 30, 2005, the calendar years 2003 and 2004, and the year-to-date through September 30, 2005 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund outperformed the annual returns of the HFRX Absolute Return Index since inception, for the calendar year 2004 and for the year-to-date through September 30, 2005, and the Directors concluded that the performance was satisfactory. In addition to the performance information received by the Directors for the November 17, 2005 meeting, the Directors routinely receive detailed performance information with respect to the Master Fund at other regular Board meetings.

The Directors also considered the costs to the Manager in providing services to the Predecessor Fund and the Manager's profitability from its overall association with the Predecessor Fund. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment management activities from January 1, 2005 to September 30, 2005 and the most recent audited financial statement of its parent company, MBC. The information considered by the Directors included the Manager's operating profit margin with respect to services provided to the Predecessor Fund. The Directors reviewed the methods of cost allocation used by the Manager in preparing the profitability data. The Manager believes that the methods of allocation used were reasonable, but noted the limitations inherent in allocating costs to multiple products served by an organization such as the Manager where each product draws on, and benefits from, the research and other resources of a large organization. The Directors recognized the difficulty in making comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular investment manager, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the investment manager's capital structure and cost of capital. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Master Fund and, based on their

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

review, concluded that they were satisfied that the Manager's level of profitability from its relationship with the Predecessor Fund was not excessive.

The Directors concluded that based on the services that the Manager will provide to the Master Fund under the Investment Management Agreement and the expenses incurred by the Manager in the performance of such services, the compensation to be paid to the Manager is fair and reasonable. The Directors concluded that the overall arrangement between the Master Fund and the Manager, as provided in the Investment Management Agreement, was fair and reasonable in light of the services performed, expenses incurred and other such relevant factors.
At a meeting held on May 18, 2006, the Board of Directors of the Master Fund, including all of the independent Directors, unanimously approved the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund which was to take effect as of the commencement of the operations of the master-feeder structure. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Directors considered that, prior to the establishment of the Master Fund, the Adviser acted as investment adviser to the Predecessor Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the approval would be in the best interests of the Company and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser to the Predecessor Fund and the overall fairness of the Investment Advisory Agreement. In considering the nature and quality of the services, the Directors evaluated the investment and business operations capabilities of the Adviser, including the investment management style, experience and staffing of the personnel of the Adviser dedicated to perform services for the Master Fund, and the research, due diligence and investment selection process of the Adviser. The Master Fund's Board considered that the investment advisory services that the Adviser will render to the Master Fund following the restructuring of the Predecessor Fund into a master-feeder structure are identical to the services that the Adviser has rendered to the Predecessor Fund prior to the reorganization. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

The Directors considered the annualized investment performance of the Predecessor Fund for the quarter, one-year, three-year and since inception periods ended March 31, 2006 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Predecessor Fund had outperformed the HFRX Absolute Return Index for the quarter, one-year, three-year and since inception periods ended March 31, 2006. The Directors noted that the Predecessor Fund had also outperformed the Lehman Aggregate Bond Index for all periods. The Directors considered the Predecessor Fund's performance in the context of the objective of the Adviser to seek risk adjusted rates of return with a risk profile that is significantly lower than that of traditional long-only small capitalization market exposure and noted that the Predecessor Fund's annualized standard deviation was lower than the S&P 500 Index and the Lehman Aggregate Bond Index. The Directors concluded that the performance of the Predecessor Fund was satisfactory.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
ADDENDUM TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

The Directors evaluated the overall fairness of the Investment Advisory Agreement and reviewed the fee structure and the profitability of the Adviser from its association with the Predecessor Fund. The Directors considered the fact that the Investment Advisory Agreement contained the same material terms and conditions as the investment advisory agreement with the Predecessor Fund (including the compensation paid to the Adviser). The Directors reviewed the advisory fee paid to the Adviser by the Manager in relation to the fees charged other similar advisory accounts of the Adviser. The Directors noted that the investment advisory fee paid to the Adviser by the Manager was comparable to fees the Adviser received from similar advisory arrangements. The Directors also considered that the advisory fee structure provides for the Manager to pay incentive fees to the Adviser when the performance exceeds certain levels and that such fees are paid by Mercantile. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the advisory fees is an arms' length transaction between the Manager and the Adviser. The Directors concluded that the compensation to be paid to the Adviser is fair and reasonable.

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

INVESTMENT FUNDS                                               LIQUIDITY
     32 Capital Fund, L.L.C.                                    Monthly
     Amaranth Partners, L.L.C.                                  Annually
     Arx Global High Yield Securities Fund I, L.P.       1st & 2nd Quarter only
     Ascend Partners Fund II, L.P.                             Quarterly
     Aspen Partners, L.P.                                       Annually
     BlueCrest Capital, L.P.                                   Quarterly
     Blue Mountain Credit, L.P.                                 Annually
     Brevan Howard, L.P.                                        Annually
     Canyon Value Realization Fund, L.P.                        Annually
     Castlerigg Partners, L.P.                                 Quarterly
     Cerberus Partners, L.P.                                  Semi-Annually
     Chatham Asset Partners High Yield Fund, L.P.               Annually
     Elliott Associates, L.P.                                   Annually
     Farallon Capital Offshore Investors, Inc.                 Quarterly
     GCM Little Arbor Institutional Partners, L.P.             Quarterly
     Grossman Currency Fund, L.P.                               Monthly
     GSO Special Situations, LP                                Quarterly
     HBK Fund, L.P.                                            Quarterly
     Julius Baer Diversified Fixed Income Hedge Fund            Monthly
     Perry Partners, L.P.                                       Annually
     PIMCO Global Relative Value Fund, L.L.C.                  Quarterly
     Satellite Credit Opportunities Fund, Ltd.                  Annually
     SCP Domestic Fund, L.P.                                   Quarterly
     Sopris Capital Partners, L.P.                              Annually
     South Hill Trading Corp.                                   Monthly
     Taconic Opportunity Fund, L.P.                             Annually
     Walker Smith Q.P.                                         Quarterly

MERCANTILE ABSOLUTE RETURN MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-551-2145; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER
Ramius HVB Partners, LLC
666 Third Avenue
New York, New York 10017

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036


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ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to members of the Master Fund filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers since June 30, 2006.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.   EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.




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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Mercantile Absolute Return Fund for Tax-
                                      Exempt/Deferred Investors (TEDI)LLC

                                      /s/ Kevin A. McCreadie
By (Signature and Title)*             ------------------------------------------
                                      Kevin A. McCreadie
                                      Chief Executive Officer
Date: November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      /s/ Kevin A. McCreadie
By (Signature and Title)*             ------------------------------------------
                                      Kevin A. McCreadie
                                      Chief Executive Officer
Date: November 29, 2006

                                      /s/ Michael D. Daniels
By (Signature and Title)*             ------------------------------------------
                                      Michael D. Daniels
                                      Chief Financial Officer
Date: November 29, 2006
* Print the name and title of each signing officer under his or her signature.